NOTE 5: INCOME TAXES	12 Months Ended
Aug. 31, 2013
Income Tax Disclosure [Abstract]
NOTE 5: INCOME TAXES

NOTE 5: INCOME TAXES

At August 31, 2013, the Company had deferred tax assets of approximately $163,700 principally arising from net operating loss carryforwards for income tax purposes. As our management cannot determine that it is more likely than not that we will realize the benefit of the deferred tax asset, a valuation allowance equal to the deferred tax asset has been established at August 31, 2013. A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	August 31, 2013	August 31, 2012
Net loss before income taxes	$56,401	$1,652

Income tax recovery at statutory rates of 35%	19,740	578
Unrecognized benefits of non-capital losses	(19,740)	(578)
Total income tax recovery	$-	$-

The significant components of the deferred tax asset at August 31, 2013 were as follows:

	August 31, 2013	August 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$163,700	$144,000
Valuation allowance	(163,700)	(144,000)
Net deferred tax asset	$-	$-

At August 31, 2013, we had net operating loss carryforwards of approximately $467,700, which expire in the year 2014 through 2033. The change in the valuation allowance from 2012 to 2013 was $19,700.